Construction Contracts	12 Months Ended
Dec. 31, 2011
Commitments to Complete Contracts in Process
12.      CONSTRUCTION CONTRACTS

The status of construction contracts is as follows:

	December 31, 2011	December 31, 2010
Costs incurred on uncompleted contracts	$-	$10,914,418
Estimated earnings recognized	-	751,164
Less: billings to-date	-	(11,004,164)
Totals	$-	$661,418

Included in the accompanying consolidated balance sheet under the following captions:
Costs and estimated earnings in excess of billings	$-	$661,418
Billings in excess of costs and estimated earnings	$-	$-